STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Income
Interest income	$ 3,818	$ 12,736
Miscellaneous income	18,255	246,685
Total income	22,073	259,421
Share of income from operating limited partnerships	1,284,829	1,641,881
Expenses
Professional fees	141,425	207,080
Partnership management fee	666,597	670,896
General and administrative expenses	103,123	107,296
Total Expenses	911,145	985,272
NET INCOME (LOSS)	395,757	916,030
Net income (loss) allocated to general partner	3,958	9,160
Net income (loss) allocated to assignees	391,799	906,870
Net income (loss) per BAC (in dollars per unit)	$ 0.02	$ 0.05
Series Seven [Member]
Income
Interest income	0	0
Miscellaneous income	0	0
Total income	0	0
Share of income from operating limited partnerships	0	0
Expenses
Professional fees	0	0
Partnership management fee	0	0
General and administrative expenses	0	0
Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to assignees	0	0
Net income (loss) per BAC (in dollars per unit)	$ 0	$ 0
Series Nine [Member]
Income
Interest income	424	656
Miscellaneous income	330	1,367
Total income	754	2,023
Share of income from operating limited partnerships	278,008	0
Expenses
Professional fees	25,333	37,641
Partnership management fee	99,125	191,164
General and administrative expenses	30,254	21,794
Total Expenses	154,712	250,599
NET INCOME (LOSS)	124,050	(248,576)
Net income (loss) allocated to general partner	1,241	(2,486)
Net income (loss) allocated to assignees	122,809	(246,090)
Net income (loss) per BAC (in dollars per unit)	$ 0.03	$ (0.06)
Series Ten [Member]
Income
Interest income	557	786
Miscellaneous income	3,718	185,384
Total income	4,275	186,170
Share of income from operating limited partnerships	338,168	6,276
Expenses
Professional fees	21,338	30,531
Partnership management fee	82,181	54,430
General and administrative expenses	15,257	16,459
Total Expenses	118,776	101,420
NET INCOME (LOSS)	223,667	91,026
Net income (loss) allocated to general partner	2,237	910
Net income (loss) allocated to assignees	221,430	90,116
Net income (loss) per BAC (in dollars per unit)	$ 0.09	$ 0.04
Series Eleven [Member]
Income
Interest income	820	7,163
Miscellaneous income	3,020	12,387
Total income	3,840	19,550
Share of income from operating limited partnerships	54,381	1,217,636
Expenses
Professional fees	22,924	32,177
Partnership management fee	98,732	25,831
General and administrative expenses	14,550	15,620
Total Expenses	136,206	73,628
NET INCOME (LOSS)	(77,985)	1,163,558
Net income (loss) allocated to general partner	(780)	11,636
Net income (loss) allocated to assignees	(77,205)	1,151,922
Net income (loss) per BAC (in dollars per unit)	$ (0.03)	$ 0.46
Series Twelve [Member]
Income
Interest income	800	1,568
Miscellaneous income	1,300	11,950
Total income	2,100	13,518
Share of income from operating limited partnerships	44,097	344,107
Expenses
Professional fees	28,539	47,086
Partnership management fee	110,794	100,781
General and administrative expenses	17,087	19,421
Total Expenses	156,420	167,288
NET INCOME (LOSS)	(110,223)	190,337
Net income (loss) allocated to general partner	(1,102)	1,903
Net income (loss) allocated to assignees	(109,121)	188,434
Net income (loss) per BAC (in dollars per unit)	$ (0.04)	$ 0.06
Series Fourteen [Member]
Income
Interest income	1,217	2,563
Miscellaneous income	9,887	35,597
Total income	11,104	38,160
Share of income from operating limited partnerships	570,175	73,862
Expenses
Professional fees	43,291	59,645
Partnership management fee	275,765	298,690
General and administrative expenses	25,975	34,002
Total Expenses	345,031	392,337
NET INCOME (LOSS)	236,248	(280,315)
Net income (loss) allocated to general partner	2,362	(2,803)
Net income (loss) allocated to assignees	$ 233,886	$ (277,512)
Net income (loss) per BAC (in dollars per unit)	$ 0.04	$ (0.05)